Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Taxation
Schedule of composition of income tax

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current income tax expense	5,129	24,955	54,049
Deferred tax benefits	(9,110)	(21,784)	(4,314)
Income tax (benefits)/expenses	(3,981)	3,171	49,735

Schedule of reconciliation of differences between statutory income tax rate and income tax (benefits)/expense

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Income tax expenses at PRC statutory income tax rate—25%	3,305	14,563	56,615
Permanent differences(1)	(355)	(4,592)	(6,829)
Tax rate difference from tax holiday and statutory rate in other jurisdictions	(5,432)	(2,100)	(12,351)
Change in valuation allowance	(1,499)	(4,700)	12,300
Income tax (benefits)/expenses	(3,981)	3,171	49,735
(1)	The permanent differences mainly consisted of additional deduction for research and development expenditures and non-deductible expenses.

Schedule of per share effect of tax holidays

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net gain per ordinary share effect—basic	0.40	0.22	0.13
Net gain per ordinary share effect—diluted	0.40	0.22	0.12

Schedule of significant temporary differences of deferred tax assets

:

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets
Advertising and promotion expenses in excess of deduction limit	24,504	42,201
Payroll and expense accrued	9,410	11,691
Net operating tax loss carry forwards	6,150	5,355
Loss on equity investment	2,625	—
Impairment losses	2,101	1,670
Others	1,847	2,334
Less: valuation allowance	(15,743)	(28,043)
Total deferred tax assets, net	30,894	35,208

Schedule of movement of valuation allowance for deferred tax assets

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance as of January 1,	(21,942)	(20,443)	(15,743)
Change of valuation allowance	1,499	4,700	(12,300)
Balance as of December 31,	(20,443)	(15,743)	(28,043)

Schedule of net operating tax loss carry forwards, if not utilized, would expire

As of December 31, 2019, certain entities of the Group had net operating tax loss carry forwards, if not utilized, would expire as follows:

RMB
Loss expiring in 2020	—
Loss expiring in 2021	117
Loss expiring in 2022	4,009
Loss expiring in 2023	5,836
Loss expiring in 2024	9,370
Total	19,332